Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Our goodwill was comprised of the following amounts for each of our acquisitions which we have deemed to be separate reporting units for purposes of evaluating our goodwill for impairment:

	December 31,	December 31,
	2019	2018
Ameri Arizona	$5,450,000	$5,450,000
Ameri Georgia	3,470,522	3,470,522
Ameri California	4,809,248	4,809,248
Total	$13,729,770	$13,729,770